Weighted-average assumptions used to determine the fair value of options granted (Details)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Weighted-average assumptions used to determine the fair value of options granted
Expected volatility	114.00%	128.00%
Expected volatility Maximum		138.00%
Weighted-average volatility	114.00%	137.00%
Expected dividends	0.00%	0.00%
Expected term (in years)	6.5	6.5
Risk-free interest rate	1.58%	0.76%
Risk-free interest rate Maximum		1.49%